Net fee and commission income - Summary of total fees in scope of IFRS 15 Revenues from Contracts with Customers (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	£ 10,710	£ 9,982	£ 9,494
Other non-contract fee income	137	139	143
Fee and commission income	10,847	10,121	9,637
Fee and commission expense	(3,600)	(3,592)	(3,038)
Net fee and commission income	7,247	6,529	6,599
Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	4,970	4,816	4,340
Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,058	955	1,125
Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,924	1,997	1,777
Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	2,724	2,113	2,037
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	34	101	215
Operating segments | Barclays UK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,416	1,479	1,560
Other non-contract fee income	0	0	0
Fee and commission income	1,416	1,479	1,560
Fee and commission expense	(408)	(368)	(319)
Net fee and commission income	1,008	1,111	1,241
Operating segments | Barclays UK | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,150	1,124	1,084
Operating segments | Barclays UK | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	52	161
Operating segments | Barclays UK | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	215	234	256
Operating segments | Barclays UK | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	36	33	0
Operating segments | Barclays UK | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	15	36	59
Operating segments | Barclays UK Corporate Bank
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	541	512	452
Other non-contract fee income	25	28	28
Fee and commission income	566	540	480
Fee and commission expense	(90)	(96)	(65)
Net fee and commission income	476	444	415
Operating segments | Barclays UK Corporate Bank | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	448	429	378
Operating segments | Barclays UK Corporate Bank | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Operating segments | Barclays UK Corporate Bank | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Operating segments | Barclays UK Corporate Bank | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	92	82	75
Operating segments | Barclays UK Corporate Bank | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1	1	(1)
Operating segments | Barclays Private Bank & Wealth Management
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	481	372	234
Other non-contract fee income	0	1	5
Fee and commission income	481	373	239
Fee and commission expense	(38)	(33)	(13)
Net fee and commission income	443	340	226
Operating segments | Barclays Private Bank & Wealth Management | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	33	32	31
Operating segments | Barclays Private Bank & Wealth Management | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	319	251	144
Operating segments | Barclays Private Bank & Wealth Management | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	129	89	56
Operating segments | Barclays Private Bank & Wealth Management | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	1
Operating segments | Barclays Private Bank & Wealth Management | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	2
Operating segments | Barclays Investment Bank
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	5,251	4,651	4,551
Other non-contract fee income	112	110	110
Fee and commission income	5,363	4,761	4,661
Fee and commission expense	(1,121)	(1,247)	(944)
Net fee and commission income	4,242	3,514	3,717
Operating segments | Barclays Investment Bank | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	336	327	296
Operating segments | Barclays Investment Bank | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	739	652	820
Operating segments | Barclays Investment Bank | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,580	1,674	1,465
Operating segments | Barclays Investment Bank | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	2,596	1,998	1,961
Operating segments | Barclays Investment Bank | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	9
Operating segments | Barclays US Consumer Bank
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	2,661	2,603	2,298
Other non-contract fee income	0	0	0
Fee and commission income	2,661	2,603	2,298
Fee and commission expense	(1,855)	(1,765)	(1,618)
Net fee and commission income	806	838	680
Operating segments | Barclays US Consumer Bank | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	2,661	2,603	2,294
Operating segments | Barclays US Consumer Bank | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Operating segments | Barclays US Consumer Bank | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Operating segments | Barclays US Consumer Bank | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Operating segments | Barclays US Consumer Bank | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	4
Head Office
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	360	365	399
Other non-contract fee income	0	0	0
Fee and commission income	360	365	399
Fee and commission expense	(88)	(83)	(79)
Net fee and commission income	272	282	320
Head Office | Transactional
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	342	301	257
Head Office | Advisory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Head Office | Brokerage and execution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Head Office | Underwriting and syndication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Head Office | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	£ 18	£ 64	£ 142